Allowance for Loss-Sharing Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Roll forward of loss contingency accrual
Charge-offs, net	$ (1,638)	$ (2,444)
Loss-Sharing Obligation
Roll forward of loss contingency accrual
Outstanding advances under the Fannie Mae DUS program	100	300
Loss-Sharing Obligation | Fannie Mae
Roll forward of loss contingency accrual
Beginning balance of the period	32,408
Allowance for loss-sharing obligations assumed in the Acquisition		32,617
Provisions for loss sharing	6,358	3,218
Provision reversal for loan repayments	(6,617)	(983)
Charge-offs, net	(1,638)	(2,444)
Ending balance of the period	30,511	32,408
Maximum quantifiable liability	$ 2,240,000	$ 2,040,000